Condensed Balance Sheets, Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Assets:
Cash and due from banks	¥ 1,216,627	¥ 1,884,531	¥ 3,399,459	¥ 2,732,912
Interest-bearing deposits in other banks	6,146,850	8,239,661
Other	2,583,915	2,341,549
Total	166,361,633.0	161,985,670.0	158,351,500.0
Liabilities and shareholders' equity:
Long-term debt	8,461,818	8,953,496
Other liabilities	4,544,762	4,078,889
Shareholders' equity	4,470,766	3,673,487
Total	166,361,633	161,985,670
Parent Company
Assets:
Cash and due from banks	167	155	142	148
Interest-bearing deposits in other banks	14,286	16,336
Investments in subsidiaries and affiliated companies	5,817,075	4,959,426
Other	79,328	79,845
Total	5,910,856.0	5,055,762.0
Liabilities and shareholders' equity:
Short-term borrowings	1,181,070	1,121,575
Long-term debt	240,000	240,000
Other liabilities	19,020	20,700
Shareholders' equity	4,470,766	3,673,487
Total	¥ 5,910,856	¥ 5,055,762